S000028691 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	188 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell Midcap® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	8.66%	6.65%	12.49%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent	10.40%	7.16%	12.18%
Performance Inception Date				May 07, 2010
Class 2
Prospectus [Line Items]
Average Annual Return, Percent	10.12%	6.89%	11.90%
Performance Inception Date				May 07, 2010